Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of changes in deferred revenue [Table Text Block]
Balance, January 1, 2017 (Restated)	$616,246
Recognition of revenue	(88,744)
Finance costs	66,414
Effects of changes in foreign exchange	8,014
Balance, December 31, 2017 (Restated)	$601,930
Amortization of deferred revenue
Liability drawdown	(96,038)
Variable consideration adjustment	2,656
Finance costs (note 6f)	64,921
Effects of changes in foreign exchange	(7,391)
Balance, December 31, 2018	$566,078

Disclosure of detailed information about deferred revenue [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
		(Restated)	(Restated)
Current	$86,256	$107,194	$87,411
Non-current	479,822	494,736	528,835
	$566,078	$601,930	$616,246